Capital (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital and Share Base Payments [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The Company has issued BSAs, BSAARs, AGAs and AGAPs as follows:

Date	Types	Number of warrants issued as of 6/30/2023	Number of warrants void as of 6/30/2023	Number of warrants exercised as of 6/30/2023	Number of warrants outstanding as of 6/30/2023	Maximum number of shares to be issued as of 6/30/2023	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	2.04
May 27, 2013	BSAAR 2012	146,050	12,250	133,800	—	—	2.04

July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	86,700	59,350	59,350.00
October 21, 2016	AGAP Employees 2016-1	2,486	251	167	2,068	268,840	-
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	-
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	-
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	-
April 3,2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	-
April 3,2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3,2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	-
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	-
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	-
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	-
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	-
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	-
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	-
August 5, 2020	AGAP Employees 2020-1	766,650	310,434	—	456,216	456,216	-
August 5, 2020	AGAP Management 2020-1	710,000	60,000	—	650,000	650,000	-
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	-
October 1, 2021	AGAP Employees 2021-1	1,066,600	167,600	—	899,000	899,000	-
October 1, 2021	AGAP Management 2021-1	610,000	90,000	—	520,000	520,000	-
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	—
October 3, 2022	AGA Bonus 2022-1	128,061	—	—	128,061	128,061	—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	81,000	—	1,290,500	1,290,500	—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	—	550,000	550,000	—
April 14, 2023	AGA "Plan Epargne Entreprise" 2023	163,293	—	163,293	—	—	—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	-
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	-
November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	-
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	1.77
July 17, 2013	BSA 2013	237,500	—	225,000	12,500	12,500	2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	2.31
	Total as of June 30, 2023	10,592,170	1,901,049	2,928,394	5,762,727	6,514,299